EARNINGS (LOSS) PER SHARE ("EPS")	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE (?EPS?)[Abstract]
EARNINGS (LOSS) PER SHARE (?EPS?)
NOTE 16 -        EARNINGS (LOSS) PER SHARE ("EPS")

Basic and diluted earnings (loss) per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2013	2012	2011
Numerator for EPS:
Net income (loss) from continuing operations	$5,251	$(567)	$(482)
Net loss from discontinued operations, net of tax	(2,429)	(1,147)	(548)

Denominator for EPS:
Weighted average shares outstanding - basic	8,799,237	8,808,075	8,815,003
Dilutive shares	9,683	-	-
Weighted average shares outstanding - diluted (*)	8,808,920	8,808,075	8,815,003

EPS attributable to controlling interest:
Basic and diluted
Net income (loss) from continuing operations	$0.60	$(0.06)	$(0.05)
Loss from discontinued operations	$(0.28)	$(0.13)	$(0.07)

(*) Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.